MINING INTERESTS AND PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	$ 1,496,926		$ 1,117,170
Right-of-use assets	29,217	$ 31,800	31,783
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	2,034,512		1,516,200	$ 1,356,241
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	(537,586)		(399,030)	(306,932)
Non-depletable mining interests
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	220,297		106,138
Non-depletable mining interests | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	220,297		106,138	116,285
Non-depletable mining interests | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	0		0	$ 0
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	52,002		14,969
Macassa mine | Non-depletable mining interests
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	104,634		42,765
Acquired exploration properties | Non-depletable mining interests
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	115,663		63,373
Leased assets | Capital equipment and vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	46,377		44,978
Leased assets | Capital equipment and vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	$ 22,237		$ 15,548